Financial Assets and Liabilities (Tables)	3 Months Ended
Mar. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets and Liabilities

Financial assets and liabilities comprise the following:

	March 31, 2023	December 31, 2022
	(EUR’000)
Financial assets by category
Trade receivables	16,121	11,910
Other receivables (excluding income tax and indirect tax receivables)	8,464	3,884
Marketable securities	84,460	298,180
Cash and cash equivalents	501,281	444,767
Financial assets measured at amortized cost	610,326	758,741
Total financial assets	610,326	758,741
Classified in the statement of financial position
Non-current assets	1,984	9,412
Current assets	608,342	749,329
Total financial assets	610,326	758,741

Financial liabilities by category
Borrowings
Convertible senior notes	399,880	399,186
Lease liabilities	105,501	109,191
Trade payables and accrued expenses	131,438	101,032
Financial liabilities measured at amortized cost	636,819	609,409
Derivative liabilities	116,768	157,950
Financial liabilities measured at fair value through profit or loss	116,768	157,950
Total financial liabilities	753,587	767,359
Classified in the statement of financial position
Non-current liabilities	596,756	640,907
Current liabilities	156,831	126,452
Total financial liabilities	753,587	767,359

Summary of Marketable securities

The composition of the portfolio of marketable securities is specified in the following table:

	March 31, 2023	December 31, 2022
	(EUR’000)
Marketable securities
U.S. Treasury bills	—	79,086
U.S. Government bonds	42,955	99,337
Corporate bonds	36,907	104,236
Agency bonds	4,598	15,521
Total marketable securities	84,460	298,180
Classified based on maturity profiles
Non-current assets	—	7,492
Current assets	84,460	290,688
Total marketable securities	84,460	298,180
Specified by rate structure
Fixed rate	75,834	205,825
Floating rate	8,626	11,787
Zero-coupon	—	80,568
Total marketable securities	84,460	298,180
Specified by investment grade credit rating
High grade	51,052	203,530
Upper medium grade	33,408	94,650
Total marketable securities	84,460	298,180

Summary of Fair Value Hierarchy

	March 31, 2023		December 31, 2022
	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level
	(EUR’000)				(1-3)
Financial assets
Marketable securities	84,460	83,525	298,180	295,843	1
Financial assets measured at amortized cost	84,460	83,525	298,180	295,843
Total financial assets	84,460	83,525	298,180	295,843
Financial liabilities
Convertible senior notes	399,880	388,003	399,186	382,459	3
Financial liabilities measured at amortized cost	399,880	388,003	399,186	382,459
Derivative liabilities	116,768	116,768	157,950	157,950	3
Financial liabilities measured at fair value through profit or loss	116,768	116,768	157,950	157,950
Total financial liabilities	516,648	504,771	557,136	540,409

Movements in Level 3 Fair Value Measurements

Movements in level 3 fair value measurements are specified below:

	2023	2022
	(EUR’000)
Derivative liabilities
January 1	157,950	—
Additions	—	142,467
Remeasurement recognized in financial (income) or expense	(41,182)	(1,088)
March 31	116,768	141,379

Summary of Maturity Analysis For Financial Liabilities

Maturity analysis (on an undiscounted basis) for non-derivative financial liabilities recognized in the unaudited condensed consolidated statements of financial position at March 31, 2023, is specified below:

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
Financial liabilities
March 31, 2023
Borrowings
Convertible senior notes	11,897	41,638	534,684	588,219	399,880
Lease liabilities	13,565	51,967	57,331	122,863	105,501
Trade payables and accrued expenses	131,438	—	—	131,438	131,438
Total financial liabilities	156,900	93,605	592,015	842,520	636,819